Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 59,534,916	$ 79,865,999
Trade and other receivables	7,564,463	2,116,799
Inventory	1,416	2,184,043
Prepayments	2,519,279	710,780
Escrow reserves	4,128,507	4,282,898
Total current assets	73,748,581	89,160,519
Non-current assets
Property, plant and equipment	172,575,140	174,853,351
Right-of-use assets	5,353,070	5,687,638
Intangible assets	11,975,024	11,975,024
Other assets	1,336,080	1,242,737
Total non-current assets	191,239,314	193,758,750
Total assets	264,987,895	282,919,269
Current liabilities
Trade and other payables	13,352,023	13,320,923
Contract liabilities		146,475
Lease liabilities	607,101	577,803
Derivative financial instruments	2,898,609	7,225,149
Borrowings	59,339,435	62,070,139
Current tax liabilities	83,234	218,833
Total current liabilities	76,280,402	83,559,322
Non-current liabilities
Lease liabilities	5,595,166	5,910,316
Borrowings	25,775,322	31,778,559
Total non-current liabilities	31,370,488	37,688,875
Total liabilities	107,650,890	121,248,197
Net assets	157,337,005	161,671,072
EQUITY
Contributed equity	505,802,803	485,478,860
Reserves	28,563,382	28,587,379
Accumulated losses	(377,029,180)	(352,395,167)
Total equity	$ 157,337,005	$ 161,671,072